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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 81-05400

Morgan Stanley Government Income Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2005

Date of reporting period June 30, 2005


ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY GOVERNMENT INCOME TRUST
PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

 PRINCIPAL                              DESCRIPTION
 AMOUNT IN                                  AND                                                       COUPON
 THOUSANDS                             MATURITY DATE                                                   RATE              VALUE
------------------------------------------------------------------------------------------------------------------------------------

             U.S. GOVERNMENT OBLIGATIONS (53.2%)
             U.S. Treasury Bonds
   $5,000    02/15/29                                                                                        5.25%       $5,720,120
      500    08/15/27                                                                                       6.375           648,418
    6,300    02/15/25                                                                                       7.625         9,078,401
   27,200    08/15/21                                                                                       8.125        39,495,270
    7,840    02/15/20                                                                                        8.50        11,501,531
    7,240    08/15/20                                                                                        8.75        10,896,200
             U.S. Treasury Notes
   15,000    05/15/07                                                                                       3.125        14,862,900
    3,500    11/15/06                                                                                        3.50         3,497,130
   15,000    02/15/13                                                                                       3.875        15,022,860
   39,700    08/15/13                                                                                        4.25        40,704,926
   10,000    08/15/12                                                                                       4.375        10,374,220
    4,000    08/15/11                                                                                        5.00         4,265,784
             U.S. Treasury Strips
   20,800    02/15/25 - 02/15/27                                                                             0.00         8,708,240
                                                                                                                     ---------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $165,293,989)                                                      174,776,000
                                                                                                                     ---------------

             U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (21.6%)
             Federal Home Loan Mortgage Corp. (4.9%)
    8,100    *                                                                                               5.50         8,312,625
    1,350    *                                                                                               6.00         1,384,594
      833    07/01/28 - 02/01/33                                                                             6.50           864,605
    3,044    10/01/26 - 05/01/33                                                                             7.50         3,260,343
      433    11/01/23 - 02/01/31                                                                             8.00           466,705
      631    12/01/18 - 02/01/19                                                                             9.50           695,025
      761    10/01/09 - 08/01/20                                                                            10.00           857,851
      419    08/01/14 - 12/01/18                                                                            10.50           476,330
                                                                                                                     ---------------
                                                                                                                         16,318,078
                                                                                                                     ---------------

             Federal Home Loan Mortgage Corp. ARM (0.9%)
      967    07/01/34                                                                                       3.594           954,558
    2,011    08/01/34                                                                                       4.176         2,018,096
                                                                                                                     ---------------
                                                                                                                          2,972,654
                                                                                                                     ---------------

             Federal National Mortgage Assoc. (10.5%)
    3,500    *                                                                                               4.50         3,423,438
    5,200    *                                                                                               6.00         5,331,438
   15,346    06/01/29 - 07/01/34                                                                             6.50        15,911,286
      858    10/01/13 - 06/01/32                                                                             7.00           905,155
      250    *                                                                                               7.50           267,109
    4,041    01/01/22 - 05/01/32                                                                             7.50         4,323,789
    3,424    12/01/21 - 02/01/32                                                                             8.00         3,686,706
      400    08/01/17 - 05/01/25                                                                             8.50           436,991
       46    09/01/16 - 07/01/23                                                                             9.00            49,768
      110    06/01/18 - 01/01/21                                                                             9.50           122,234
                                                                                                                     ---------------
                                                                                                                         34,457,914
                                                                                                                     ---------------

             Federal National Mortgage Assoc. ARM (1.5%)
      969    07/01/34                                                                                       3.673           968,412
    1,326    09/01/34                                                                                        4.12         1,327,615
    1,308    10/01/34                                                                                       4.181         1,320,382
    1,313    10/01/34                                                                                        4.28         1,320,076
                                                                                                                     ---------------
                                                                                                                          4,936,485
                                                                                                                     ---------------


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
             Government National Mortgage Assoc. (3.4%)
    3,650    *                                                                                               5.50         3,727,563
    2,104    03/15/26 - 03/15/29                                                                             6.00         2,175,907
      823    06/15/28 - 08/15/29                                                                             6.50           861,361
      697    12/15/22 - 10/15/29                                                                             7.50           749,833
    1,031    06/15/16 - 01/15/30                                                                             8.00         1,116,557
    1,741    04/15/21 - 11/15/24                                                                             8.50         1,922,329
      501    04/15/17 - 02/15/25                                                                             9.00           552,260
       54    12/15/19 - 08/15/20                                                                             9.50            59,743
                                                                                                                     ---------------
                                                                                                                         11,165,553
                                                                                                                     ---------------

             Government National Mortgage Assoc. II (0.4%)
    1,086    03/20/26 - 05/20/29                                                                             6.50         1,131,855
       79    11/20/29                                                                                        7.50            83,942
                                                                                                                     ---------------
                                                                                                                          1,215,797
                                                                                                                     ---------------

             TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (Cost $69,964,157)                              71,066,481
                                                                                                                     ---------------

             U.S. GOVERNMENT AGENCIES - BONDS & NOTES (18.8%)
             Federal Home Loan Mortgage Corp.
   34,300    08/15/06                                                                                        2.75        33,921,945
   10,400    04/15/09                                                                                        3.25        10,060,721
    7,550    09/15/09                                                                                       6.625         8,320,009
    1,165    03/15/31                                                                                        6.75         1,547,751
             Federal National Mortgage Assoc.
    1,185    11/15/30                                                                                       6.625         1,543,107
    1,350    06/15/10                                                                                       7.125         1,539,107
    1,550    01/15/10                                                                                        7.25         1,759,329
             Tennessee Valley Authority
    2,235    05/01/30                                                                                       7.125         3,075,581
                                                                                                                     ---------------

             TOTAL U.S. GOVERNMENT AGENCY - BONDS & NOTES (Cost $61,372,996)                                             61,767,550
                                                                                                                     ---------------

             U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS (3.9%)
             Federal Home Loan Mortgage Corp.
    2,094    2547 HA              08/15/12                                                                   5.00         2,097,872
             Federal National Mortgage Assoc.
    4,040    2004 - T5 A11        05/28/35                                                                  3.336+        4,039,513
    1,633    2004 - T5 A13        05/28/35                                                                  3.345+        1,634,413
    2,360    2005 - W2 A1         05/25/35                                                                  3.514+        2,361,060
    2,670    2002 - 77 FH         12/18/32                                                                  3.660+        2,687,876
                                                                                                                     ---------------

             TOTAL U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost $12,845,058)                                                                                          12,820,734
                                                                                                                     ---------------

             SHORT-TERM INVESTMENTS (8.1%)
             REPURCHASE AGREEMENT (5.6%)
   18,506    Joint repurchase agreement account
             due 07/01/05 (dated 06/30/05;
             proceeds $18,507,722) (a) (Cost $18,506,000)                                                    3.35        18,506,000
                                                                                                                     ---------------

             U.S. GOVERNMENT OBLIGATIONS (2.5%)
      800    U.S. Treasury Bill (b)
             07/14/05**                                                                              2.69 - 2.835           799,195
    7,350    U.S. Treasury Note
             08/15/05                                                                                        6.50         7,382,164
                                                                                                                     ---------------

             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Cost $8,371,416)                                                                                            8,181,359
                                                                                                                     ---------------

             TOTAL SHORT-TERM INVESTMENTS
             (Cost $26,877,416)                                                                                          26,687,359
                                                                                                                     ---------------

             TOTAL INVESTMENTS
             (Cost $336,353,616) (c) (d)                                                                    105.6%      347,118,124


             LIABILITIES IN EXCESS OF OTHER ASSETS                                                           (5.6)      (18,584,102)
                                                                                                     -------------   ---------------

             NET ASSETS                                                                                     100.0%     $328,534,022
                                                                                                     =============   ===============

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----------
        ARM  Adjustable Rate Mortgage.
         * Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
        ** This security has been physically segregated in connection with open futures contracts in an amount equal to $733,050.
         + Floating rate security, rate shown is the rate in effect at June 30, 2005. (a) Collateralized by federal agency and U.S. Treasury obligations.
        (b) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
        (c) Securities have been designated as collateral in an amount equal to $181,407,560 in connection with securities purchased on a forward commitment basis and open futures contracts.
        (d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,035,643 and the aggregate gross unrealized depreciation is $1,271,135, resulting in net unrealized appreciation of $10,764,508.

FUTURES CONTRACTS OPEN AT JUNE 30, 2005:

                                                   UNDERLYING
                          DESCRIPTION,               FACE          UNREALIZED
NUMBER OF                DELIVERY MONTH             AMOUNT        APPRECIATION/
CONTRACTS      SHORT        AND YEAR               AT VALUE      (DEPRECIATION)
---------      -----     --------------            ----------     --------------
   513         Short      U.S. Treasury Notes
                         5 Year September 2005     ($55,860,893)      ($47,434)
   358         Short      U.S. Treasury Notes
                         2 Year September 2005      (74,352,125)        52,896
   252         Short      U.S. Treasury Bonds
                         20 Year September 2005     (29,925,000)      (455,958)
                                                                    ----------
                  Net unrealized depreciation ...................    ($450,496)
                                                                    ==========




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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Government Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 23, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 23, 2005

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